Form N-1A Supplement	Jan. 05, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TSPY Lift ETF (TSYX)
TDAQ Lift ETF (TDAX)
(each a “Fund” and collectively, the “Funds”)

A series of
ETF Opportunities Trust

Supplement dated September 2, 2026
to the Prospectus
dated January 5, 2026,
as supplemented from time to time

This Supplement updates certain information contained in the Prospectus. Please retain this Supplement for future reference.

FUND SUMMARY – TSPY LIFT ETF

In the Principal Risks section, add the following risk to the list of risks:

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

FUND SUMMARY – TDAQ LIFT ETF

In the Principal Risks section, add the following risk to the list of risks:

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Delete the second paragraph and replace with the following:

Ordinarily, the Funds will distribute any net investment income weekly and any net realized capital gains annually. The Funds may also pay a special distribution at the end of a calendar year to comply with U.S. federal income tax requirements.
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For more information regarding this Notice please call 1-844-403-2888.

This Notice and the existing Prospectus provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the U.S. Securities and Exchange Commission, is incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 844-403-2888.

PLEASE RETAIN THIS NOTICE FOR FUTURE REFERENCE.